Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Fair Value Hierarchy for Company's Financial Assets and Liabilities

As of March 31, 2013 and June 30, 2012, the fair value hierarchy for the Company’s financial assets and financial liabilities was as follows (in thousands):

	March 31, 2013				June 30, 2012
	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds	$165,242	$165,242	$—	$—	$108,228	$108,228	$—	$—
Liabilities:
Debt	$77,369	$—	$77,369	$—	$29,591	$—	$29,591	$—

As of June 30, 2012 and 2011, the fair value hierarchy for the Company’s financial assets and financial liabilities was as follows (in thousands):

	June 30, 2012				June 30, 2011
	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds	$108,228	$108,228	$—	$—	$43,572	$43,572	$—	$—
Liabilities:
Debt	$29,591	$—	$29,591	$—	$—	$—	$—	$—